Hedge accounting - Hedged item information (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about hedged items [line items]
Notional amount	R$ 46,671,688	R$ 96,419,266	R$ 20,967,990
Fair value hedges [member]
Disclosure of detailed information about hedged items [line items]
Notional amount	45,767,762	48,670,528	20,082,783
Hedges of net investment in foreign operations [member]
Disclosure of detailed information about hedged items [line items]
Notional amount	677,325	708,102	446,442
Cash flow hedges [member]
Disclosure of detailed information about hedged items [line items]
Notional amount	R$ 226,601	R$ 206,068	R$ 438,765